Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

February 11, 2013

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Metropolitan Series Fund (the “Trust”)

-Registration Statement on Form N-1A

File No. 002-80751

CIK - 0000710826

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, please accept for filing the Trust’s Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A. The purpose of this filing is to update the disclosure regarding the Trust’s Frontier Mid Cap Growth Portfolio (formerly, BlackRock Aggressive Growth Portfolio) in connection with a change in subadviser.

The Registration Statement contains the Prospectus and Statement of Additional Information, to be dated April 29, 2013, for the Frontier Mid Cap Growth Portfolio.

This filing also contains appropriate exhibits. Updates to certain information for the Trust’s other Portfolios will be included in a Rule 485(b) amendment filing.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.
Michael P. Lawlor, Esq.
David C. Mahaffey, Esq.